Don Felice Special Counsel

August 29, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:   HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market Street—Suite 700

Philadelphia, PA 19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

BOSTON

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 70 for the Registrant. The purpose of this filing is to update the registration statement to reflect certain changes in subadvisory relationships and principal investment strategies.

Questions concerning this information statement may be directed to me at (215) 979-3884, or in my absence to Laura Anne Corsell at (215) 979-3840.

Very truly yours,

HARTFORD NEW YORK NEWARK PHILADELPHIA STAMFORD WASHINGTON, DC WILMINGTON	/s/ Don Felice Don E. Felice